UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202-4018

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2021

Date of reporting period: 12/31/2020

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the F/m Investments Large Cap Focused Fund (formerly, the Cognios Large Cap Growth Fund), a series of the M3Sixty Funds Trust, for the period ended December 31, 2020 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

F/m Investments Large Cap Focused Fund (formerly, Cognios Large Cap Growth Fund) Investor Class Shares (Ticker Symbol: IAFMX) Institutional Class Shares (Ticker Symbol: IAFLX)

A series of the

M3Sixty Funds Trust

SEMI-ANNUAL REPORT

December 31, 2020

Investment Adviser:

F/M Investments LLC

3050 K Street, NW

Suite W-170

Washington, DC 20007

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the F/m Investments Large Cap Focused Fund’s (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

F/m Investments Funds	SEMI-ANNUAL REPORT

Portfolio Update

December 31, 2020 (Unaudited)

Performance (as of December 31, 2020)	One Year	Since Inception (a)
F/m Investments Large Cap Focused Fund Investor Class shares	42.23%	22.86%
F/m Investments Large Cap Focused Fund Institutional Class shares	42.64%	23.14%
S&P 500® Total Return Index (b)	18.40%	16.15%
S&P 500® Growth Total Return Index (c)	33.47%	21.01%

(a) The F/m Investments Large Cap Focused Fund (the “Focused Fund”) commenced operations on October 3, 2016.

(b) The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c) The S&P 500® Growth Total Return Index is a market capitalization weighted index made up of only the growth stocks that are part of the S&P 500® Total Return Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the S&P 500® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the F/m Investments Large Cap Focused Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 28, 2020 for the Focused Fund were as follows:
F/m Investments Large Cap Focused Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.50%
F/m Investments Large Cap Focused Fund Investor Class Shares, after fee waivers or expense reimbursements	1.15%
F/m Investments Large Cap Focused Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.25%
F/m Investments Large Cap Focused Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.90%

F/m Investments LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and reimburse expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.90% through at least October 31, 2021. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three years following the date when the waiver or reimbursement occurred, if the Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement. Only the Board of Trustees can terminate the contractual agreement before the expiration date. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2020 were 1.42% and 1.17% for the Focused Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2020.

F/m Investments Funds	SEMI-ANNUAL REPORT

Portfolio Update (continued)

December 31, 2020 (Unaudited)

The Focused Fund’s principal investment objective is long-term growth of capital.  The Focused Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate. It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depositary Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue. The Fund may invest across different industries and sectors. The Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the S&P 500® Index.

Sector Allocation of Portfolio Holdings (% of Net Assets)*
Communications	16.42%
Consumer, Cyclical	11.79%
Consumer, Non-Cyclical	18.76%
Industrials	3.69%
Technology	46.32%
Cash, Cash Equivalents, & Other Net Assets	3.02%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*
Apple, Inc.	10.81%
Microsoft Corp.	8.98%
Amazon.com, Inc.	8.50%
Adobe, Inc.	5.37%
NVIDIA Corp.	3.89%
Advanced Micro Devices, Inc.	3.67%
Lam Research Corp.	3.61%
Snap, Inc.	3.11%
Avantor, Inc.	2.91%
Thermo Fisher Scientific, Inc.	2.81%

* The percentages in the above tables are based on the portfolio holdings of the Focused Fund as of December 31, 2020 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedule of Investments.

F/m Investments Funds	SEMI-ANNUAL REPORT

Disclosure of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the Period from 07/01/20 through 12/31/20

Focused Fund:	Beginning Account Value (07/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2020)	Expenses Paid During Period
Actual Fund Return (in parentheses)
Investor Class Shares (+25.06%)	$1,000.00	1.15%	$1,250.60	$6.52	(a)
Institutional Class Shares (+25.21%)	$1,000.00	0.90%	$1,252.10	$5.11	(a)
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.15%	$1,019.40	$5.85	(a)
Institutional Class Shares	$1,000.00	0.90%	$1,020.70	$4.58	(a)

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

F/m Investments Funds
F/m Investments Large Cap Focused Fund	SEMI-ANNUAL REPORT

Schedule of Investments

December 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.98%

Communications - 16.42%
Alphabet, Inc. - Class A (a)	843	$1,477,476
Amazon.com, Inc. (a)	1,686	5,491,184
Etsy, Inc. (a)	9,173	1,631,968
Snap, Inc. - Class A (a)	40,097	2,007,657
		10,608,285
Consumer, Cyclical - 11.79%
Chipotle Mexican Grill, Inc. (a)	986	1,367,296
DraftKings, Inc. - Class A (a)	27,824	1,295,485
Lululemon Athletica, Inc. (a)	3,572	1,243,163
McDonald’s Corp.	4,441	952,950
Peloton Interactive, Inc. - Class A (a)	10,337	1,568,330
PulteGroup, Inc.	27,575	1,189,034
		7,616,258
Consumer, Non-cyclical - 18.76%
Avantor, Inc. (a)	66,800	1,880,420
Hologic, Inc. (a)	16,965	1,235,561
Horizon Therapeutics PLC (a)	23,428	1,713,758
Moderna, Inc.(a)	10,397	1,086,174
PayPal Holdings, Inc. (a)	5,966	1,397,237
PerkinElmer, Inc.	11,916	1,709,946
PPD, Inc.	37,588	1,286,261
Thermo Fisher Scientific, Inc.	3,894	1,813,747
		12,123,104
Industrials - 3.69%
Boeing Co.	6,592	1,411,084
Johnson Controls International PLC	20,917	974,523
		2,385,607
Technology - 46.32%
Adobe Inc. (a)	6,934	3,467,832
Advanced Micro Devices, Inc. (a)	25,866	2,372,171
Apple, Inc.	52,644	6,985,332
Applied Materials, Inc.	18,881	1,629,430
Broadcom, Inc.	4,043	1,770,228
Lam Research Corp.	4,938	2,332,069
Microsoft Corp.	26,088	5,802,493
NVIDIA Corp.	4,813	2,513,349
Qorvo, Inc. (a)	9,249	1,537,831
salesforce.com, Inc. (a)	6,837	1,521,438
		29,932,173

TOTAL COMMON STOCK (Cost $42,308,449)		62,665,427

SHORT-TERM INVESTMENTS - 3.09%
Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03% (b)	1,994,560	1,994,560

TOTAL SHORT-TERM INVESTMENTS (Cost $1,994,560)		1,994,560

TOTAL INVESTMENTS (Cost $44,303,009) - 100.07%		$64,659,987
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.07)%		(42,737)
NET ASSETS - 100%		$64,617,250

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) Rate shown represents the 7-day effective yield at December 31, 2020, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Statement of Assets and Liabilities

December 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

F/m Investments
Large Cap
Focused Fund
Assets:
Total Investments, at cost	$44,303,009
Investments, at value	$64,659,987
Receivables:
Interest	30
Dividends	16,809
Prepaid expenses	5,096
Total assets	64,681,922

Liabilities:

Due to adviser	21,731
Accrued distribution (12b-1) fees	10,087
Due to administrator	15,972
Accrued Trustee fees	2,913
Accrued expenses	13,969
Total liabilities	64,672
Net Assets	$64,617,250

Sources of Net Assets:
Paid-in capital	$44,454,384
Total distributable earnings	20,162,866
Total Net Assets	$64,617,250

Investor Class Shares:
Net assets	$12,278,644
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	701,703
Net Asset Value, Offering and Redemption Price Per Share	$17.50

Institutional Class Shares:
Net assets	$52,338,606
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	2,973,479
Net Asset Value, Offering and Redemption Price Per Share	$17.60

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Statement of Operations

December 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

F/m Investments
Large Cap
Focused Fund

For the
Six Month Period Ended
December 31, 2020
(Unaudited)
Investment income:
Dividends	$136,831
Interest	158
Total investment income	136,989

Expenses:
Advisory fees (Note 5)	215,085
Distribution (12b-1) fees - Investor Class	15,610
Accounting and transfer agent fees and expenses	75,076
Liquidity program fees	12,450
Trustee fees and expenses	10,081
Compliance officer fees	9,075
Legal fees	7,360
Miscellaneous	7,194
Audit fees	6,554
Reports to shareholders	6,033
Custodian fees	5,042
Pricing fees	2,118
Insurance	1,809
Registration and filing fees	1,014
Total expenses	374,501

Less: fees waived and expenses reimbursed by Adviser	(82,354)
Net expenses	292,147

Net investment loss	(155,158)

Realized and unrealized gain:
Net realized gain on:
Investments	6,471,582
Net realized gain on investments	6,471,582

Net change in unrealized appreciation on:
Investments	7,021,678
Net change in unrealized appreciation on investments	7,021,678

Net realized and unrealized gain on investments	13,493,260

Net increase in net assets resulting from operations	$13,338,102

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Statements of Changes in Net Assets

December 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

	F/m Investments Large Cap Focused Fund

	For the	For the
	Six Month Period Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(155,158)	$(16,262)
Net realized gain on investments	6,471,582	2,906,779
Net change in unrealized appreciation on investments	7,021,678	7,846,040
Net increase in net assets resulting from operations	13,338,102	10,736,557

Distributions to shareholders from:
Total distributable earnings - Investor Class	(1,519,137)	(422,180)
Total distributable earnings - Institutional Class	(6,341,328)	(1,754,836)
Total distributions	(7,860,465)	(2,177,016)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	6,019,042	(1,021,922)

Increase in net assets	11,496,679	7,537,619

Net Assets:
Beginning of year/period	53,120,571	45,582,952

End of year/period	$64,617,250	$53,120,571

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Financial Highlights

December 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/period indicated.

	F/m Investments Large Cap Focused Fund

	Investor Class

	For the		For the	For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$15.90		$13.42	$12.98	$11.19	$10.00

Investment Operations:
Net investment income (loss)	(0.06)		(0.03)	0.05	0.03	0.02
Net realized and unrealized gain on investments	4.07		3.10	1.05	2.83	1.18
Total from investment operations	4.01		3.07	1.10	2.86	1.20

Distributions:
From net investment income	—		(0.05)	—	(0.04)	(0.01)
From net realized capital gains	(2.41)		(0.54)	(0.66)	(1.03)	—
Total distributions	(2.41)		(0.59)	(0.66)	(1.07)	(0.01)

Net Asset Value, End of Year/Period	$17.50		$15.90	$13.42	$12.98	$11.19

Total Return (b)	25.06	%(c)	23.56%	9.42%	26.50%	11.98	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$12,279		$11,157	$9,788	$9,462	$10

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.42	%(d)	1.50%	1.49%	1.76%	3.42	%(d)
After fees waived and expenses reimbursed	1.15	%(d)	1.15%	1.15%	1.15%	1.15	%(d)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	(0.70	)%(d)	(0.24)%	0.36%	0.04%	0.30	%(d)

Portfolio turnover rate	98	%(c)	139%	230%	221%	286	%(c)

(a)	The F/m Investments Large Cap Focused Fund (formerly, the Cognios Large Cap Growth Fund) commenced operations on October 3, 2016.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds

Financial Highlights

December 31, 2020 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/period indicated.

	F/m Investments Large Cap Focused Fund

	Institutional Class

	For the		For the	For the	For the	For the
	Six Month Period Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$15.96		$13.47	$13.02	$11.20	$10.00

Investment Operations:
Net investment income (loss)	(0.04)		— (b)	0.07	0.04	0.04
Net realized and unrealized gain on investments	4.09		3.11	1.06	2.86	1.17
Total from investment operations	4.05		3.11	1.13	2.90	1.21

Distributions:
From net investment income	—		(0.08)	(0.02)	(0.05)	(0.01)
From net realized capital gains	(2.41)		(0.54)	(0.66)	(1.03)	—
Total distributions	(2.41)		(0.62)	(0.68)	(1.08)	(0.01)

Net Asset Value, End of Year/Period	$17.60		$15.96	$13.47	$13.02	$11.20

Total Return (c)	25.21	%(d)	23.84%	9.64%	26.84%	12.14	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$52,339		$41,963	$35,795	$27,001	$4,948

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.17	%(e)	1.25%	1.24%	1.51%	3.17	%(e)
After fees waived and expenses reimbursed	0.90	%(e)	0.90%	0.90%	0.90%	0.90	%(e)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	(0.45	)%(e)	0.01%	0.61%	0.29%	0.55	%(e)

Portfolio turnover rate	98	%(d)	139%	230%	221%	286	%(d)

(a)	The F/m Investments Large Cap Focused Fund (formerly, the Cognios Large Cap Growth Fund) commenced operations on October 3, 2016.
(b)	Net investment income resulted in less than $0.005 per share.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2020 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The F/m Investments Large Cap Focused Fund (the “Focused Fund” or the “Fund”), formerly, the Cognios Large Cap Growth Fund, is a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

The Focused Fund’s investment objectives is long-term growth of capital. The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment adviser is F/m Investments, LLC (the “Adviser”).

The Fund has two classes of shares, Investor Class Shares and Institutional Class Shares. The Focused Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016.

Income and realized/unrealized gains or losses are allocated to each class of the Fund on the basis of the net asset value of each class in relation to the net asset value of the Fund.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)            Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Fund recognizes tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax positions taken on all open tax years (tax years ended June 30, 2017, June 30, 2018, June 30, 2019 and June 30, 2020) and expected to be taken as of and during the six month period ended December 31, 2020, and has concluded that the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended December 31, 2020, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

c)             Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended December 31, 2020.

e)             Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across all Funds of the Trust, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

f)              Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2020 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i)              Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.

INVESTMENT VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2020 (Unaudited)

2.             INVESTMENT VALUATIONS (continued)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2020:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Fund: Assets:
Common Stocks (b)	$62,665,427	$—	$—	$62,665,427
Short-Term Investment	1,994,560	—	—	1,994,560
Total Investments in Securities	$64,659,987	$—	$—	$64,659,987

(a)       As of and during the six month period ended December 31, 2020, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

3.             CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock during the six month period ended December 31, 2020 for the Fund were as follows:

Focused Fund:	Sold	Redeemed	Reinvested	Net Decrease
Investor Class Shares
Shares	24,014	(109,973)	85,827	(132)
Value	$414,787	$(2,021,116)	$1,519,138	$(87,191)
Institutional Class Shares
Shares	16,343	(27,914)	355,873	344,302
Value	$281,070	$(509,377)	$6,334,540	$6,106,233

Transactions in shares of capital stock during the year ended June 30, 2020 for the Fund were as follows:

Focused Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	31,157	(89,557)	30,637	(27,763)
Value	$451,728	$(1,265,198)	$422,180	$(391,290)
Institutional Class Shares
Shares	165,393	(321,611)	127,070	(29,148)
Value	$2,181,529	$(4,566,997)	$1,754,836	$(630,632)

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2020 (Unaudited)

4.             INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2020 aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales (Long-Term)
Focused Fund	$56,739,502	$57,596,661

There were no government securities purchased or sold during the year.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of the Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Focused Fund	0.70%	$215,085

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its fees and reimburse expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.90% through at least October 31, 2021. During the six month period ended December 31, 2020, the Adviser waived fees and reimbursed expenses as follows:

Fund	Management Fees Waived	Expenses Reimbursed
Focused Fund	$82,354	$—

Subject to approval by the Fund’s Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the date of such waiver provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

At December 31, 2020, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Fund that may be recouped no later than the date stated below are as follows:

Fund	June 30, 2024	June 30, 2023	Totals
Focused Fund	$82,354	$90,431	$172,785

The Fund has entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the six month period ended December 31, 2020, the Fund accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Focused Fund	$84,151

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2020 (Unaudited)

5.            ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers and an Interested Trustee of the Trust are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with Matrix 360 Distributors, LLC (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Fund’s shares, or for other expenses associated with distributing the Fund’s shares. The Fund may expend up to 0.25% for Investor Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the six month period ended December 31, 2020, the Fund accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Focused Fund	$15,610

6.             TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments and securities sold short at December 31, 2020 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Fund	$44,367,730	$20,525,348	$(233,091)	$20,292,257

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2020, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Deferred Post-October and Late Year Loss	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
Focused Fund	$(58,240)	$—	$—	$1,472,890	$13,270,579	$14,685,229

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred Post-October and Late Year Loss” above. As of June 30, 2020, the Fund elected to defer $58,240 of Post-December net investment losses.

As of June 30, 2020, the Fund had no capital loss carryforwards for federal income tax purposes available to offset future capital gains.

F/m Investments Funds	SEMI-ANNUAL REPORT

Notes to the Financial Statements

December 31, 2020 (Unaudited)

6.             TAX MATTERS (continued)

In accordance with GAAP, the Fund may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. As of June 30, 2020, there were no reclassifications necessary to increase (decrease) the capital accounts

The tax character of distributions paid by the Funds during the six month period ended December 31, 2020 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Focused Fund	$3,810,329	$4,050,136

The tax character of distributions paid by the Funds during the year ended June 30, 2020 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Focused Fund	$1,911,677	$265,339

7.             NON-DIVERSIFIED FUND

The Focused Fund is a non-diversified Fund. A Non-diversified fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

8.             BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2020, the Focused Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

9.             COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.          SUBSEQUENT EVENTS

Effective February 4, 2021, the Fund’s custodian was changed from MUFG Union Bank®, N.A. to U.S. Bank, N.A.

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

F/m Investments Funds	SEMI-ANNUAL REPORT

Additional Information

December 31, 2020 (Unaudited)

1.             PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2.             PORTFOLIO HOLDINGS

The Fund file its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT will be available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prior to March 31, 2020, the Fund filed its complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

3.             SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Focused Fund during the six month period ended December 31, 2020, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Focused Fund	$3,810,329	$4,050,136

Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

F/m Investments Funds	SEMI-ANNUAL REPORT

Trustees and Officers

December 31, 2020 (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 888-553-4233.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm) (1981-2002).	Three	None
Steven D. Poppen – 1968	Trustee	Since 2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999 to present).	Three	360 Funds Trust (6 portfolios) (2018- present)
Tobias Caldwell - 1967	Trustee	Since 2016	Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-9/2019); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).	Three	AlphaCentric Prime Meridian Income Fund (2018–present); Strategy Shares (2016–present) (3 funds); Mutual Fund & Variable Insurance Trust (2010–present) (13 funds); Mutual Fund Series Trust, comprised of 40 funds (2006–present)
Interested Trustee*
Randall K. Linscott - 1971	Trustee and President	Since 2015	Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Chief Operating Officer, Managing Member, M3Sixty Holdings, LLC, (2011–present).	Three	360 Funds (6 portfolios)

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

F/m Investments Funds	SEMI-ANNUAL REPORT

Trustees and Officers (continued)

December 31, 2020 (Unaudited)

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
András P. Teleki - 1971	Chief Compliance Officer and Secretary	Since 2016	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC, and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, 360 Funds (2015–present); Chief Compliance Officer and Secretary, WP Trust (2016–present).	N/A	N/A
Larry E. Beaver, Jr. – 1969**	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–2017); Assistant Treasurer, 360 Funds (July 2017–present); Assistant Treasurer, WP Funds Trust (July 2017–Present); Chief Accounting Officer, Amidex Funds, Inc. (2003–2020); Assistant Treasurer, Capital Management Investment Trust (July 2017-2019); Treasurer, 360 Funds (2007–July 2017); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008–July 2017); Treasurer, WP Trust (2015–July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008–2016).	N/A	N/A
Brandon J. Byrd - 1981	Assistant Secretary and Anti-Money Laundering (“AML”) Officer Vice President	Since 2015 Since 2018	Chief Operating Officer, M3Sixty Administration LLC (2012-present); Chief Operations Officer, Matrix Capital Group, Inc. (2015-present); Assistant Secretary and Assistant Treasurer, WP Trust (2016-present); Assistant Secretary and AML Compliance Officer, 360 Funds (2013-present.	N/A	N/A
Bo J. Howell - 1981	Assistant Secretary	Since 2020	Shareholder, Strauss Troy Co., LPA (2020 to present); CEO of Joot (2018 to present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014 to 2018).	N/A	N/A
Ted L. Akins - 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

F/m Investments Funds	SEMI-ANNUAL REPORT

Trustees and Officers (continued)

December 31, 2020 (Unaudited)

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $5,000 each year (paid quarterly), plus a fee of $1,500 per Fund each year (paid quarterly), and $200 per Fund per Board or committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Series of the M3Sixty Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$2,383	None	None	$7,150
Steve Poppen	2,383	None	None	7,150
Tobias Caldwell	2,383	None	None	7,150
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers three (3) series of shares.

2 Figures are for the six month period ended December 31, 2020.

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

F/m Investments, LLC

3050 K Street, NW

Suite W-170

Washington, DC 20007

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street

4th Floor

Cincinnati, OH 45202-4018

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street
Cincinnati, OH 45202

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   (a)       Not applicable as the Funds are open-end management investment companies.

   (b)       Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

   (1)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (2)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer
Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer
Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.

By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: March 5, 2021